CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income		$ 76,548	$ 144,848	$ 185,742
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses		98,812	103,810	100,468
Equity in net earnings of affiliate		(1,190)	0	0
Deferred tax expense		1,728	7,171	7,372
Amortization of deferred charges and debt guarantee		7,154	5,969	8,412
Unrealized foreign exchange (gains)/losses		(995)	3,657	(945)
Unit options expense		234	238	23
Drydocking expenditure		(25,522)	(20,660)	(4,060)
Dividends received from affiliates		1,191	0	0
Realized loss on bond repurchase		0	6,327	0
Interest element included in obligation under capital lease		(55)	(44)	(1,882)
Change in market value of derivatives		(5,921)	(15,894)	(710)
Change in assets and liabilities, net of effects from purchase of subsidiaries:
Trade accounts receivable		(9,730)	2,189	1,126
Inventories		1,475	458	230
Other current assets and non-current assets		3,906	1,529	1,149
Amounts due (from)/to related parties		(319)	17,856	(18,237)
Trade accounts payable		(3,610)	1,417	(1,700)
Accrued expenses		(6,566)	9,889	(4,746)
Other current liabilities		26	1,670	(12,555)
Net cash provided by operating activities		137,166	270,430	259,687
Investing activities
Additions to vessels and equipment		(10,735)	(426)	0
Dividends received from affiliates		755	0	0
Acquisition of investment in affiliate from Golar		(9,652)	(70,000)	(107,247)
Net cash used in investing activities		(19,632)	(70,426)	(107,247)
Financing activities
Proceeds from long-term debt		51,419	375,000	815,000
Repayments of long-term debt (including related parties)		(155,902)	(228,816)	(770,422)
Repurchase of high yield bonds and related swaps		0	(234,197)	0
Repayments of obligation under capital lease		(1,286)	(821)	(567)
Financing arrangement fees and other costs		(1,699)	(5,377)	(13,521)
Proceeds from issuances of equity, net of issue costs		13,854	255,040	0
Common units repurchased and canceled		(13,980)	0	(495)
Advances from/(releases to) related party for Methane Princess lease security deposit		633	(1,498)	725
Cash distributions paid		(165,250)	(161,060)	(154,668)
Dividends paid to non-controlling interests		0	(7,000)	(12,360)
Net cash used in financing activities		(272,211)	(8,729)	(136,308)
Effect of exchange rate changes on cash		(6,118)	10,487	(21,966)
Net (decrease)/increase in cash, cash equivalents and restricted cash		(160,795)	201,762	(5,834)
Cash, cash equivalents and restricted cash at beginning of year	[1]	429,887	228,125	233,959
Cash, cash equivalents and restricted cash at end of year	[1]	269,092	429,887	228,125
Cash paid during the year for:
Interest paid		81,962	62,670	58,005
Income taxes paid		$ 5,929	$ 4,470	$ 5,278

[1]	The following table identifies the balance sheet line-items included in "cash, cash equivalents and restricted cash" presented in the consolidated statements of cash flows: